UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2001.

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      August 15, 2001
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  116,972

List of Other Included Managers: NONE














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
                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AON CORPORATION                COMM STK         037389103    27951   816100 SH       SOLE          706100        0   110000
COSTCO WHOLESALE CORP.         COMM STK         22160K105     7994   200000 SH       SOLE               0        0   200000
DIRECT FOCUS INC.              COMM STK         254931108     3367   100400 SH       SOLE             400        0   100000
ELOYALTY CORP.                 COMM STK         290151109     2606   400000 SH       SOLE               0        0   400000
EQUITY RESIDENTIAL PPTYS       COMM STK         29476L107      835    15100 SH       SOLE            2100        0    13000
GAINSCO INC.                   COMM STK         363127101      788   300000 SH       SOLE               0        0   300000
GALILEO INTERNATIONAL INC.     COMM STK         363547100      533    26650 SH       SOLE           10650        0    16000
IDEC PHARMACEUTICALS           COMM STK         449370105     7619    40200 SH       SOLE               0        0    40200
NOVEN PHARMACEUTICALS INC.     COMM STK         670009109      931    25000 SH       SOLE               0        0    25000
PROXICOM INC.                  COMM STK         744282104      704   170000 SH       SOLE               0        0   170000
QLOGIC CORP.                   COMM STK         747277101    14849   192300 SH       SOLE           84800        0   107500
SARA LEE CORPORATION           COMM STK         803111103     1228    50000 SH       SOLE           19500        0    30500
SEALED AIR CORPORATION         COMM STK         81211K100      732    24015 SH       SOLE            1900        0    22115
UNIVERSAL HEALTH SVS           COMM STK         913903100     1732    15500 SH       SOLE             500        0    15000
VERITAS SOFTWARE CO.           COMM STK         923436109    42222   482365 SH       SOLE          170365        0   312000
WEBSENSE INC.                  COMM STK         947684106     2881   200000 SH       SOLE               0        0   200000




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